Lease	12 Months Ended
May 31, 2021
Lessee Disclosure [Abstract]
Lease
13.	LEASE
The Group has operating leases for learning centers, service centers and office spaces. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.
Operating lease cost
s
for the years ended May 31, 2020 and 2021 were US$392,168 and
US$518,798,
respectively, which excluded cost of short-term contracts. Short-term lease costs for the years ended May 31, 2020 and 2021 were US$9,028 and
US$14,149
, respectively.
As of May 31, 2020 and 2021, the weighted average remaining lease term was 4.7 years and
4.8
years, respectively, and the weighted average discount rate was 4.2% and
4.5%
for the Group’s operating leases, respectively.
Supplemental cash flow information related to the operating leases is as follows:

	For the years ended May 31,
	2020	2021
	US$	US$
Cash payments for the operating leases	371,734	495,819
ROU assets obtained in exchange for the new operating lease liabilities	639,545	764,083

A summary of maturity analysis of the annual undiscounted cash flows for the operating lease liabilities as of May 31, 2021 is as follows:

As of May 31, 2021
US$
Fiscal year ending
May 2022	552,470
May 2023	488,038
May 2024	402,252
May 2025	292,991
May 2026	182,866
Thereafter	195,182

Total future lease payments	2,113,799
Less: Imputed interest	(249,137)

Present value of operating lease liabilities	1,864,662

As of May 31, 2021, the Group has lease contracts that have been entered into but not yet commenced amounting to US$45,448, and these contracts will commence during fiscal year 2022.
During the year ended May 31, 2021, US$4,228 impairment loss was recorded in general and administrative expenses mainly related to ROU assets of selected learning centers.